Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Restricted net assets
Minimum of percentage to allocate after-tax profit	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Net assets subject to restriction on the distribution of share capital	¥ 16,900,585